Capital management (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Capital management
Less :Cash and cash equivalents	$ (8,572)	₨ (646,229)	$ (18,088)	₨ (1,363,671)	₨ (2,465,073)	₨ (1,532,629)
Equity	19,789	1,491,941		2,359,749
Total equity	$ 20,041	1,510,974		2,379,170	₨ (225,279)	₨ 3,189,569
Debt Covenants
Capital management
Borrowings		1,525,085		1,176,405
Less :Cash and cash equivalents		(1,365,370)		(2,161,014)
Net debt		159,715		(984,609)
Share warrants		418,265		383,793
Equity		1,491,941		2,359,749
Total equity		₨ 1,910,206		₨ 2,743,542
Gearing ratio	7.72%	7.72%	(55.98%)	(55.98%)